Segment Information - Net Revenues (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 10,219	$ 9,556	$ 9,664
Netherlands [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	2,795	2,842	2,917
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	89	108	127
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	52	59	64
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	976	1,157	1,132
Singapore [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	5,817	4,857	4,873
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	479	520	534
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 11	$ 13	$ 17